UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2019

CLEARBRIDGE

SMALL CAP GROWTH FUND

Beginning in April 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term growth of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Small Cap Growth Fund for the six-month reporting period ended April 30, 2019. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As of October 1, 2013, the Fund is open for purchases and incoming exchanges only by existing Fund shareholders and certain categories of investors with certain exceptions. For more information, please see the prospectus supplement dated March 1, 2019.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2019

II	ClearBridge Small Cap Growth Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended April 30, 2019 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2018 U.S. gross domestic product (“GDP”)i growth was 3.4%. Fourth quarter 2018 GDP growth then moderated to 2.2%. Finally, the U.S. Department of Commerce’s second reading for first quarter 2019 GDP growth, released after the reporting period ended, was 3.1%. The acceleration in GDP growth during the first quarter of 2019 was attributed to an upturn in state and local government spending, increases in private inventory investment and exports, and a smaller decrease in residential investment. These movements were partly offset by decelerations in personal consumption expenditures and nonresidential fixed investment, along with a downturn in federal government spending. Imports also turned down.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on April 30, 2019, the unemployment rate was 3.6%, versus 3.7% when the period began. April 2019’s reading was the lowest reading since December 1969. However, the percentage of longer-term unemployed moved higher during the reporting period. In April 2019, 21.1% of Americans looking for a job had been out of work for more than six months, versus 20.8% when the period began.

ClearBridge Small Cap Growth Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed continued tightening its monetary policy, as it raised interest rates once during the reporting period and further reduced its balance sheet. As widely expected, the Fed raised the federal funds rateiii at its meeting that ended on December 19, 2018, to a range between 2.25% and 2.50%. This represented the Fed’s fourth rate hike in 2018. However, at its meeting that concluded on January 30, 2019, the Fed kept interest rates on hold and said, “In light of global economic and financial developments and muted inflation pressures, the Committee will be patient as it determines what future adjustments to the target range for the federal funds rate may be appropriate ….” Finally, at its meeting that concluded on March 20, 2019, most Federal Open Market Committee (“FOMC”)iv members indicated that they did not feel additional rate hikes would be needed in 2019.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market produced strong results during the reporting period. In total, the market fell sharply over the first two months of the reporting period. This was attributed to trade war concerns, indications that the Fed would continue monetary tightening, and fears of moderating growth and corporate profits. The market then reversed course and moved higher over the last four months of the reporting period. This turnaround was triggered by corporate earnings that were strong overall, the Fed’s indication of a pause in raising interest rates and signs of progress in trade negotiations between the U.S. and China. All told, for the six months ended April 30, 2019, the S&P 500 Indexv returned 9.76%.

Looking at the U.S. stock market more closely, large-cap stocks, as measured by the Russell 1000 Indexvi, returned 10.00% over the reporting period. In contrast, mid-cap stocks, as measured by the Russell Midcap Indexvii, returned 11.65%, whereas small-cap stocks, as measured by the Russell 2000 Indexviii, generated the weakest relative results, returning 6.06%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 11.81% and 7.61%, respectively, during the six months ended April 30, 2019.

Performance review

For the six months ended April 30, 2019, Class A shares of ClearBridge Small Cap Growth Fund, excluding sales charges, returned 8.41%. The Fund’s unmanaged benchmark, the Russell 2000 Growth Indexxi, returned 8.27% for the same period. The Lipper Small-Cap Growth Funds Category Averagexii returned 10.00% over the same time frame.

IV	ClearBridge Small Cap Growth Fund

Performance Snapshot as of April 30, 2019 (unaudited)
(excluding sales charges)	6 months
ClearBridge Small Cap Growth Fund:
Class 1[1]	8.55%
Class A	8.41%
Class C	8.05%
Class FI	8.38%
Class R	8.23%
Class I	8.57%
Class IS	8.63%
Russell 2000 Growth Index	8.27%
Lipper Small-Cap Growth Funds Category Average	10.00%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2019, gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class FI, Class R, Class I and Class IS shares were 0.93%, 1.19%, 1.89%, 1.19%, 1.47%, 0.90% and 0.78%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2019

RISKS: Equity securities are subject to price and market fluctuations. Investments in small-and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Investments in foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political, social and economic conditions, which could result in significant market fluctuations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large

[1]

Class 1 shares of the Fund are closed to all purchases or incoming exchanges. Investors owning Class 1 may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions, except through dividend reinvestment.

ClearBridge Small Cap Growth Fund	V

Investment commentary (cont’d)

impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Federal Open Market Committee (“FOMC”) is a policymaking body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

viii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

ix

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values.

xii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 593 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	ClearBridge Small Cap Growth Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2019 and October 31, 2018 and does not include derivatives such as written options. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2018 and held for the six months ended April 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	8.55%	$1,000.00	$1,085.50	0.94%	$4.86	Class 1	5.00%	$1,000.00	$1,020.13	0.94%	$4.71
Class A	8.41	1,000.00	1,084.10	1.20	6.20	Class A	5.00	1,000.00	1,018.84	1.20	6.01
Class C	8.05	1,000.00	1,080.50	1.90	9.80	Class C	5.00	1,000.00	1,015.37	1.90	9.49
Class FI	8.38	1,000.00	1,083.80	1.20	6.20	Class FI	5.00	1,000.00	1,018.84	1.20	6.01
Class R	8.23	1,000.00	1,082.30	1.50	7.74	Class R	5.00	1,000.00	1,017.36	1.50	7.50
Class I	8.57	1,000.00	1,085.70	0.91	4.71	Class I	5.00	1,000.00	1,020.28	0.91	4.56
Class IS	8.63	1,000.00	1,086.30	0.78	4.03	Class IS	5.00	1,000.00	1,020.93	0.78	3.91

2	ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report

[1]	For the six months ended April 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2019

ClearBridge Small Cap Growth Fund

Security	Shares	Value
Common Stocks — 96.2%
Communication Services — 1.7%
Entertainment — 0.9%
Lions Gate Entertainment Corp., Class A Shares	1,014,693	$14,804,371
Lions Gate Entertainment Corp., Class B Shares	1,459,796	19,853,225
Total Entertainment		34,657,596
Interactive Media & Services — 0.4%
Cargurus Inc.	376,970	15,357,758	*
Media — 0.4%
comScore Inc.	1,058,090	13,279,030	*
Turn Inc. (Escrow)	878,957	305,467	*(a)(b)(c)
Total Media		13,584,497
Total Communication Services		63,599,851
Consumer Discretionary — 12.9%
Auto Components — 2.5%
Fox Factory Holding Corp.	1,219,375	94,623,500	*
Distributors — 1.5%
Core-Mark Holding Co. Inc.	1,609,696	58,512,450
Diversified Consumer Services — 2.1%
Chegg Inc.	2,228,378	79,441,676	*
Internet & Direct Marketing Retail — 2.2%
GrubHub Inc.	612,004	40,875,747	*
Shutterstock Inc.	1,028,772	41,613,827
Total Internet & Direct Marketing Retail		82,489,574
Specialty Retail — 4.6%
Hudson Ltd., Class A Shares	2,232,738	34,250,201	*
Monro Inc.	1,003,866	84,154,087
National Vision Holdings Inc.	2,155,341	58,194,207	*
Total Specialty Retail		176,598,495
Total Consumer Discretionary		491,665,695
Consumer Staples — 5.0%
Food & Staples Retailing — 3.8%
BJ’s Wholesale Club Holdings Inc.	2,752,879	78,044,120	*
Casey’s General Stores Inc.	505,678	66,926,483
Total Food & Staples Retailing		144,970,603
Food Products — 1.2%
Calavo Growers Inc.	486,359	46,598,056
Total Consumer Staples		191,568,659

See Notes to Financial Statements.

4	ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report

ClearBridge Small Cap Growth Fund

Security	Shares	Value
Energy — 1.2%
Energy Equipment & Services — 1.2%
Cactus Inc., Class A Shares	524,242	$19,029,984	*
Newpark Resources Inc.	3,720,646	27,160,716	*
Total Energy		46,190,700
Financials — 5.5%
Banks — 2.5%
SVB Financial Group	126,148	31,753,974	*
Western Alliance Bancorp	1,302,514	62,234,119	*
Total Banks		93,988,093
Capital Markets — 1.0%
PJT Partners Inc., Class A Shares	273,820	11,807,118
WisdomTree Investments Inc.	3,669,353	26,419,342
Total Capital Markets		38,226,460
Insurance — 2.0%
American Equity Investment Life Holding Co.	1,461,627	42,986,450
Trupanion Inc.	1,086,177	35,626,606	*
Total Insurance		78,613,056
Total Financials		210,827,609
Health Care — 19.3%
Biotechnology — 1.9%
Acorda Therapeutics Inc.	690,875	7,219,644	*
Genomic Health Inc.	307,176	19,760,632	*
Heron Therapeutics Inc.	2,129,659	46,171,007	*
Total Biotechnology		73,151,283
Health Care Equipment & Supplies — 6.0%
Insulet Corp.	1,039,115	89,623,669	*
Integra LifeSciences Holdings Corp.	1,482,351	77,363,899	*
Penumbra Inc.	476,803	64,130,003	*
Total Health Care Equipment & Supplies		231,117,571
Health Care Providers & Services — 0.7%
Surgery Partners Inc.	2,309,079	25,007,325	*
Health Care Technology — 4.2%
Medidata Solutions Inc.	1,313,924	118,699,894	*
Vocera Communications Inc.	1,353,620	43,112,797	*
Total Health Care Technology		161,812,691
Life Sciences Tools & Services — 5.4%
Cambrex Corp.	765,094	32,914,344	*
ICON PLC	750,383	102,487,310	*

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2019

ClearBridge Small Cap Growth Fund

Security	Shares	Value
Life Sciences Tools & Services — continued
Syneos Health Inc.	1,474,631	$69,204,433	*
Total Life Sciences Tools & Services		204,606,087
Pharmaceuticals — 1.1%
Pacira BioSciences Inc.	1,011,719	40,286,651	*
Total Health Care		735,981,608
Industrials — 18.8%
Aerospace & Defense — 0.8%
Aerojet Rocketdyne Holdings Inc.	950,299	32,177,124	*
Air Freight & Logistics — 2.4%
Forward Air Corp.	647,950	41,028,194
XPO Logistics Inc.	723,031	49,223,951	*
Total Air Freight & Logistics		90,252,145
Building Products — 4.0%
Masonite International Corp.	739,600	38,082,004	*
Trex Co. Inc.	1,649,852	114,285,248	*
Total Building Products		152,367,252
Commercial Services & Supplies — 4.9%
Copart Inc.	1,950,502	131,307,795	*
US Ecology Inc.	912,581	55,676,567
Total Commercial Services & Supplies		186,984,362
Electrical Equipment — 0.4%
Bloom Energy Corp., Class A Shares	1,227,989	16,725,210	*
Machinery — 4.2%
Albany International Corp., Class A Shares	306,603	22,679,424
IDEX Corp.	564,256	88,396,345
Tennant Co.	731,783	48,575,755
Total Machinery		159,651,524
Trading Companies & Distributors — 2.1%
H&E Equipment Services Inc.	1,768,000	53,764,880
MRC Global Inc.	1,437,240	24,907,369	*
Total Trading Companies & Distributors		78,672,249
Total Industrials		716,829,866
Information Technology — 30.2%
Communications Equipment — 1.1%
Viavi Solutions Inc.	3,040,543	40,439,222	*
Electronic Equipment, Instruments & Components — 2.0%
MTS Systems Corp.	398,871	21,929,927
nLight Inc.	925,836	24,192,095	*

See Notes to Financial Statements.

6	ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report

ClearBridge Small Cap Growth Fund

Security	Shares	Value
Electronic Equipment, Instruments & Components — continued
OSI Systems Inc.	337,923	$30,457,000	*
Total Electronic Equipment, Instruments & Components		76,579,022
IT Services — 3.9%
Cardtronics PLC, Class A Shares	836,467	29,912,060	*
Twilio Inc., Class A Shares	140,572	19,278,044	*(d)
Wix.com Ltd.	752,813	100,997,392	*
Total IT Services		150,187,496
Semiconductors & Semiconductor Equipment — 3.6%
Inphi Corp.	1,255,916	57,345,125	*
Monolithic Power Systems Inc.	510,938	79,558,156
Total Semiconductors & Semiconductor Equipment		136,903,281
Software — 19.6%
Aspen Technology Inc.	715,344	87,207,587	*
Cornerstone OnDemand Inc.	1,582,553	86,486,521	*
DocuSign Inc.	717,385	40,654,208	*
Envestnet Inc.	798,933	56,716,254	*
ForeScout Technologies Inc.	594,919	25,010,395	*
Fortinet Inc.	1,027,544	95,993,160	*
HubSpot Inc.	450,348	83,084,702	*
New Relic Inc.	519,532	54,675,548	*
Pagerduty Inc.	109,200	5,121,480	*
Pluralsight Inc., Class A Shares	342,762	12,164,623	*
Qualys Inc.	926,660	83,640,332	*
Smartsheet Inc., Class A Shares	370,700	15,691,731	*
Varonis Systems Inc.	700,634	49,850,109	*
Yext Inc.	2,427,359	53,183,436	*
Total Software		749,480,086
Total Information Technology		1,153,589,107
Materials — 1.3%
Chemicals — 1.3%
Balchem Corp.	492,025	49,945,458
Real Estate — 0.3%
Real Estate Management & Development — 0.3%
Redfin Corp.	600,688	12,422,228	*
Total Investments before Short-Term Investments (Cost — $2,127,854,755)		3,672,620,781

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2019

ClearBridge Small Cap Growth Fund

Security	Rate	Shares	Value
Short-Term Investments — 4.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $152,966,530)	2.250%	152,966,530	$152,966,530
Total Investments — 100.2% (Cost — $2,280,821,285)			3,825,587,311
Liabilities in Excess of Other Assets — (0.2)%			(6,316,488)
Total Net Assets — 100.0%			$3,819,270,823

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 8).

(d)	All or a portion of this security is pledged as collateral for written options.

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Twilio Inc., Class A Shares, Call (Premiums received — $810,561)	6/21/19	$150.00	1,373	$20,595,000	$(803,205)

See Notes to Financial Statements.

8	ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2019

Assets:
Investments, at value (Cost — $2,280,821,285)	$3,825,587,311
Receivable for Fund shares sold	4,170,694
Receivable for securities sold	810,561
Dividends and interest receivable	419,338
Prepaid expenses	114,763
Total Assets	3,831,102,667

Liabilities:
Payable for securities purchased	4,154,922
Payable for Fund shares repurchased	3,450,205
Investment management fee payable	2,312,028
Written options, at value (premiums received — $810,561)	803,205
Service and/or distribution fees payable	253,284
Trustees’ fees payable	5,498
Accrued expenses	852,702
Total Liabilities	11,831,844
Total Net Assets	$3,819,270,823

Net Assets:
Par value (Note 7)	$1,019
Paid-in capital in excess of par value	2,192,654,969
Total distributable earnings (loss)	1,626,614,835
Total Net Assets	$3,819,270,823

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2019

Net Assets:
Class 1	$3,962,702
Class A	$954,753,732
Class C	$20,671,083
Class FI	$13,572,722
Class R	$86,106,206
Class I	$1,202,857,717
Class IS	$1,537,346,661

Shares Outstanding:
Class 1	108,486
Class A	26,948,381
Class C	754,781
Class FI	380,457
Class R	2,508,049
Class I	31,465,606
Class IS	39,713,649

Net Asset Value:
Class 1 (and redemption price)	$36.53
Class A (and redemption price)	$35.43
Class C*	$27.39
Class FI (and redemption price)	$35.67
Class R (and redemption price)	$34.33
Class I (and redemption price)	$38.23
Class IS (and redemption price)	$38.71
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$37.59

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2019

Investment Income:
Dividends	$4,741,188
Interest	1,526,492
Total Investment Income	6,267,680

Expenses:
Investment management fee (Note 2)	12,780,894
Transfer agent fees (Note 5)	1,708,585
Service and/or distribution fees (Notes 2 and 5)	1,500,352
Trustees’ fees	109,747
Registration fees	78,376
Fund accounting fees	52,113
Shareholder reports	31,755
Audit and tax fees	23,066
Insurance	19,553
Legal fees	14,394
Custody fees	9,566
Interest expense	3,832
Miscellaneous expenses	11,548
Total Expenses	16,343,781
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(16)
Net Expenses	16,343,765
Net Investment Loss	(10,076,085)

Realized and Unrealized Gain (Loss) on Investments and Written Options (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	109,646,242
Written options	1,024,960
Net Realized Gain	110,671,202
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	190,042,326
Written options	(242,255)
Change in Net Unrealized Appreciation (Depreciation)	189,800,071
Net Gain on Investments and Written Options	300,471,273
Increase in Net Assets From Operations	$290,395,188

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended April 30, 2019 (unaudited) and the Year Ended October 31, 2018	2019	2018

Operations:
Net investment loss	$(10,076,085)	$(18,882,527)
Net realized gain	110,671,202	424,478,672
Change in net unrealized appreciation (depreciation)	189,800,071	99,333,581
Increase in Net Assets From Operations	290,395,188	504,929,726

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings(a)	(401,570,843)	(100,357,559)
Decrease in Net Assets From Distributions to Shareholders	(401,570,843)	(100,357,559)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	766,293,152	954,921,800
Reinvestment of distributions	344,790,822	87,842,032
Cost of shares repurchased	(476,436,100)	(1,108,246,304)
Cost of shares redeemed in-kind (Note 9)	(7,349,547)	—
Increase (Decrease) in Net Assets From Fund Share Transactions	627,298,327	(65,482,472)
Increase in Net Assets	516,122,672	339,089,695

Net Assets:
Beginning of period	3,303,148,151	2,964,058,456
End of period(b)	$3,819,270,823	$3,303,148,151

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed (Note 10). For the year ended October 31, 2018, distributions from net realized gains were $100,357,559.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required (Note 10). For the year ended October 31, 2018, end of year net assets included accumulated net investment loss of $(16,132,088).

See Notes to Financial Statements.

12	ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class 1 Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$38.54	$33.67	$26.69	$27.05	$28.51	$27.98

Income (loss) from operations:
Net investment loss	(0.10)	(0.21)	(0.20)	(0.16)	(0.16)	(0.17)
Net realized and unrealized gain (loss)	2.76	6.24	8.00	0.13	(0.20)	1.43
Total income (loss) from operations	2.66	6.03	7.80	(0.03)	(0.36)	1.26

Less distributions from:
Net realized gains	(4.67)	(1.16)	(0.82)	(0.33)	(1.10)	(0.73)
Total distributions	(4.67)	(1.16)	(0.82)	(0.33)	(1.10)	(0.73)

Net asset value, end of period	$36.53	$38.54	$33.67	$26.69	$27.05	$28.51
Total return[3]	8.55%	18.52%	29.81%	(0.13)%	(1.36)%	4.64%

Net assets, end of period (000s)	$3,963	$3,882	$3,493	$2,929	$3,360	$3,740

Ratios to average net assets:
Gross expenses	0.94%[4]	0.93%	1.02%	1.05%	1.00%	1.20%
Net expenses[5]	0.94 [4]	0.93	1.02	1.05	1.00	1.20
Net investment loss	(0.57) [4]	(0.54)	(0.65)	(0.60)	(0.56)	(0.63)

Portfolio turnover rate	8%[6]	15%	10%	9%	14%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the ratio of total annual fund operating expenses of Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$37.57	$32.93	$26.17	$26.59	$28.11	$27.61

Income (loss) from operations:
Net investment loss	(0.14)	(0.30)	(0.25)	(0.20)	(0.22)	(0.19)
Net realized and unrealized gain (loss)	2.67	6.10	7.83	0.11	(0.20)	1.42
Total income (loss) from operations	2.53	5.80	7.58	(0.09)	(0.42)	1.23

Less distributions from:
Net realized gains	(4.67)	(1.16)	(0.82)	(0.33)	(1.10)	(0.73)
Total distributions	(4.67)	(1.16)	(0.82)	(0.33)	(1.10)	(0.73)

Net asset value, end of period	$35.43	$37.57	$32.93	$26.17	$26.59	$28.11
Total return[3]	8.41%	18.23%	29.55%	(0.36)%	(1.60)%	4.59%

Net assets, end of period (millions)	$955	$906	$844	$772	$1,029	$1,386

Ratios to average net assets:
Gross expenses	1.20%[4]	1.19%	1.23%	1.24%	1.24%	1.26%
Net expenses[5]	1.20 [4,6]	1.19 [6]	1.23 [6]	1.24	1.24	1.24 [6]
Net investment loss	(0.83) [4]	(0.80)	(0.87)	(0.79)	(0.81)	(0.68)

Portfolio turnover rate	8%[7]	15%	10%	9%	14%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.28%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$30.24	$26.91	$21.68	$22.23	$23.84	$23.70

Income (loss) from operations:
Net investment loss	(0.20)	(0.45)	(0.38)	(0.32)	(0.35)	(0.33)
Net realized and unrealized gain (loss)	2.02	4.94	6.43	0.10	(0.16)	1.20
Total income (loss) from operations	1.82	4.49	6.05	(0.22)	(0.51)	0.87

Less distributions from:
Net realized gains	(4.67)	(1.16)	(0.82)	(0.33)	(1.10)	(0.73)
Total distributions	(4.67)	(1.16)	(0.82)	(0.33)	(1.10)	(0.73)

Net asset value, end of period	$27.39	$30.24	$26.91	$21.68	$22.23	$23.84
Total return[3]	8.05%	17.40%	28.59%	(1.03)%	(2.29)%	3.81%

Net assets, end of period (000s)	$20,671	$36,204	$38,332	$40,095	$52,659	$65,841

Ratios to average net assets:
Gross expenses	1.90%[4]	1.89%	1.94%	1.95%	1.95%	1.99%
Net expenses[5]	1.90 [4,6]	1.89 [6]	1.93 [6]	1.95	1.95	1.99
Net investment loss	(1.53) [4]	(1.50)	(1.57)	(1.50)	(1.51)	(1.41)

Portfolio turnover rate	8%[7]	15%	10%	9%	14%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.09%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$37.80	$33.12	$26.31	$26.71	$28.23	$27.73

Income (loss) from operations:
Net investment loss	(0.14)	(0.30)	(0.25)	(0.19)	(0.22)	(0.20)
Net realized and unrealized gain (loss)	2.68	6.14	7.88	0.12	(0.20)	1.43
Total income (loss) from operations	2.54	5.84	7.63	(0.07)	(0.42)	1.23

Less distributions from:
Net realized gains	(4.67)	(1.16)	(0.82)	(0.33)	(1.10)	(0.73)
Total distributions	(4.67)	(1.16)	(0.82)	(0.33)	(1.10)	(0.73)

Net asset value, end of period	$35.67	$37.80	$33.12	$26.31	$26.71	$28.23
Total return[3]	8.38%	18.24%	29.59%	(0.28)%	(1.60)%	4.61%

Net assets, end of period (000s)	$13,573	$12,566	$13,412	$10,998	$11,971	$16,925

Ratios to average net assets:
Gross expenses	1.20%[4]	1.19%	1.19%	1.18%	1.21%	1.26%
Net expenses[5]	1.20 [4]	1.19	1.19	1.18	1.21	1.26 [6]
Net investment loss	(0.83) [4]	(0.82)	(0.84)	(0.74)	(0.78)	(0.73)

Portfolio turnover rate	8%[7]	15%	10%	9%	14%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$36.61	$32.21	$25.68	$26.15	$27.73	$27.31

Income (loss) from operations:
Net investment loss	(0.18)	(0.39)	(0.32)	(0.26)	(0.29)	(0.26)
Net realized and unrealized gain (loss)	2.57	5.95	7.67	0.12	(0.19)	1.41
Total income (loss) from operations	2.39	5.56	7.35	(0.14)	(0.48)	1.15

Less distributions from:
Net realized gains	(4.67)	(1.16)	(0.82)	(0.33)	(1.10)	(0.73)
Total distributions	(4.67)	(1.16)	(0.82)	(0.33)	(1.10)	(0.73)

Net asset value, end of period	$34.33	$36.61	$32.21	$25.68	$26.15	$27.73
Total return[3]	8.23%	17.88%	29.21%	(0.56)%	(1.85)%	4.34%

Net assets, end of period (000s)	$86,106	$89,301	$80,620	$73,645	$92,794	$105,205

Ratios to average net assets:
Gross expenses	1.50%[4]	1.47%	1.49%	1.47%	1.49%	1.51%
Net expenses[5]	1.50 [4]	1.47 [6]	1.48 [6]	1.47	1.49	1.50 [6]
Net investment loss	(1.13) [4]	(1.09)	(1.12)	(1.03)	(1.05)	(0.95)

Portfolio turnover rate	8%[7]	15%	10%	9%	14%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$40.10	$34.97	$27.67	$27.99	$29.44	$28.79

Income (loss) from operations:
Net investment loss	(0.10)	(0.20)	(0.17)	(0.12)	(0.14)	(0.11)
Net realized and unrealized gain (loss)	2.90	6.49	8.29	0.13	(0.21)	1.49
Total income (loss) from operations	2.80	6.29	8.12	0.01	(0.35)	1.38

Less distributions from:
Net realized gains	(4.67)	(1.16)	(0.82)	(0.33)	(1.10)	(0.73)
Total distributions	(4.67)	(1.16)	(0.82)	(0.33)	(1.10)	(0.73)

Net asset value, end of period	$38.23	$40.10	$34.97	$27.67	$27.99	$29.44
Total return[3]	8.57%	18.58%	29.91%	0.02%	(1.28)%	4.93%

Net assets, end of period (millions)	$1,203	$1,079	$962	$1,214	$1,383	$1,619

Ratios to average net assets:
Gross expenses	0.91%[4]	0.90%	0.91%	0.90%	0.91%	0.91%
Net expenses[5]	0.91 [4]	0.90	0.91	0.90	0.91	0.91
Net investment loss	(0.54) [4]	(0.51)	(0.55)	(0.46)	(0.47)	(0.37)

Portfolio turnover rate	8%[6]	15%	10%	9%	14%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$40.52	$35.29	$27.87	$28.16	$29.57	$28.88

Income (loss) from operations:
Net investment loss	(0.07)	(0.16)	(0.14)	(0.09)	(0.10)	(0.08)
Net realized and unrealized gain (loss)	2.93	6.55	8.38	0.13	(0.21)	1.50
Total income (loss) from operations	2.86	6.39	8.24	0.04	(0.31)	1.42

Less distributions from:
Net realized gains	(4.67)	(1.16)	(0.82)	(0.33)	(1.10)	(0.73)
Total distributions	(4.67)	(1.16)	(0.82)	(0.33)	(1.10)	(0.73)

Net asset value, end of period	$38.71	$40.52	$35.29	$27.87	$28.16	$29.57
Total return[3]	8.63%	18.70%	30.13%	0.13%	(1.14)%	5.06%

Net assets, end of period (millions)	$1,537	$1,176	$1,022	$552	$588	$547

Ratios to average net assets:
Gross expenses	0.78%[4]	0.78%	0.79%	0.78%	0.78%	0.78%
Net expenses[5]	0.78 [4]	0.78	0.79	0.78	0.78	0.78
Net investment loss	(0.41) [4]	(0.39)	(0.43)	(0.34)	(0.35)	(0.27)

Portfolio turnover rate	8%[6]	15%	10%	9%	14%	16%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

As of October 1, 2013, the Fund is open for purchases and incoming exchanges only by existing Fund shareholders and certain categories of investors, with certain exceptions. For more information, please see the prospectus supplement dated March 1, 2019.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation

20	ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report

Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Communication services	$63,294,384	—	$305,467	$63,599,851
Other common stocks	3,609,020,930	—	—	3,609,020,930
Total long-term investments	3,672,315,314	—	305,467	3,672,620,781
Short-term investments†	152,966,530	—	—	152,966,530
Total investments	$3,825,281,844	—	$305,467	$3,825,587,311

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$803,205	—	—	$803,205

†	See Schedule of Investments for additional detailed categorizations.

(b) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option

22	ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report

is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by

ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

(i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2019, the Fund did not have any open over-the-counter derivative transactions with credit related contingent features in a net liability position.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from

24	ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report

payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays ClearBridge and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.28%, 2.09%, 1.35%, 1.60%, 1.00% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended April 30, 2019, fees waived and/or expenses reimbursed amounted to $16.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with

26	ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report

current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$23,238	—
CDSCs	80	$124

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$482,774,354
Sales	263,561,067	*

*	Excludes value of securities delivered as a result of redemptions in-kind totalling $7,349,547.

At April 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,280,821,285	$1,683,819,120	$(139,053,094)	$1,544,766,026
Written options	(810,561)	7,356	—	7,356

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2019.

LIABILITY DERIVATIVES[1]
Equity Risk
Written options	$803,205

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$1,024,960

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$(242,255)

During the six months ended April 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options	$180,309

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class 1	—		$3,173
Class A	$1,106,968	†	796,373
Class C	165,679	†	21,965
Class FI	15,703		11,285
Class R	212,002		95,952
Class I	—		744,883
Class IS	—		34,954
Total	$1,500,352		$1,708,585

†

Amounts shown are exclusive of expense reimbursements. For the year ended April 30, 2019, the service and/or distribution fees reimbursed amounted to $8 and $8 for Class A and Class C shares, respectively.

28	ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report

For the six months ended April 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	—
Class A	$8
Class C	8
Class FI	—
Class R	—
Class I	—
Class IS	—
Total	$16

6. Distributions to shareholders by class

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Net Realized Gains:
Class 1	$465,961	$120,113
Class A	111,626,966	29,336,452
Class C	5,538,194	1,627,337
Class FI	1,579,392	466,215
Class R	11,063,382	2,894,250
Class I	126,485,863	32,107,175
Class IS	144,811,085	33,806,017
Total	$401,570,843	$100,357,559

7. Shares of beneficial interest

At April 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Class 1
Shares issued on reinvestment	14,489	$465,961	3,658	$120,113
Shares repurchased	(6,745)	(235,311)	(6,664)	(251,102)
Net increase (decrease)	7,744	$230,650	(3,006)	$(130,989)

Class A
Shares sold	2,981,668	$100,033,405	4,836,477	$184,333,006
Shares issued on reinvestment	3,381,030	105,555,760	864,348	27,736,924
Shares repurchased	(3,519,971)	(118,180,578)	(7,237,197)	(264,716,435)
Net increase (decrease)	2,842,727	$87,408,587	(1,536,372)	$(52,646,505)

ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Amount	Shares	Amount
Class C
Shares sold	53,062	$1,365,422	68,857	$2,052,168
Shares issued on reinvestment	212,284	5,137,271	57,383	1,491,370
Shares repurchased	(707,697)	(18,963,573)	(353,364)	(10,371,457)
Net decrease	(442,351)	$(12,460,880)	(227,124)	$(6,827,919)

Class FI
Shares sold	44,593	$1,511,655	135,591	$5,272,930
Shares issued on reinvestment	50,141	1,576,447	14,443	466,215
Shares repurchased	(46,746)	(1,533,994)	(222,474)	(8,234,048)
Net increase (decrease)	47,988	$1,554,108	(72,440)	$(2,494,903)

Class R
Shares sold	412,542	$13,286,497	884,581	$33,240,648
Shares issued on reinvestment	340,852	10,324,416	84,059	2,635,247
Shares repurchased	(684,842)	(22,547,597)	(1,032,452)	(37,077,619)
Net increase (decrease)	68,552	$1,063,316	(63,812)	$(1,201,724)

Class I
Shares sold	6,471,376	$230,357,189	7,971,767	$321,664,494
Shares issued on reinvestment	2,729,315	91,841,465	709,227	24,227,208
Shares repurchased	(4,440,669)	(157,512,121)	(9,273,814)	(359,252,898)
Shares redeemed in-kind	(206,738)	(7,349,547)	—	—
Net increase (decrease)	4,553,284	$157,336,986	(592,820)	$(13,361,196)

Class IS
Shares sold	11,245,585	$419,738,984	9,834,181	$408,358,554
Shares issued on reinvestment	3,813,550	129,889,502	903,856	31,164,955
Shares repurchased	(4,377,954)	(157,462,926)	(10,661,312)	(428,342,745)
Net increase	10,681,181	$392,165,560	76,725	$11,180,764

8. Restricted securities

The following Fund investment is restricted as to resale and, in the absence of readily ascertainable market values, is valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 4/30/2019	Value Per Share	Percent of Net Assets
Turn Inc. (Escrow)	878,957	12/13	$1,292,367	$305,467	$0.35	0.01%

9. Redemptions-in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended March 31, 2019, the Fund had redemptions-in-kind with total proceeds in the amount of $7,349,547. The net realized gains on these redemptions-in-kind amounted to $4,160,822, which was not realized for tax purposes.

30	ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report

10. Recent accounting pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) —Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

ClearBridge Small Cap Growth Fund 2019 Semi-Annual Report	31

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager

32	ClearBridge Small Cap Growth Fund

had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the Manager’s and ClearBridge’s brokerage policies and practices, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional small-cap growth funds (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2018. The Fund performed better than the median performance of the funds in the Performance Universe for all periods and was ranked in the first quintile of the funds in the Performance Universe for the one- and three-year periods. The Board reviewed performance information provided by the Manager for periods ended September 30, 2018, which showed that the Fund’s performance was better than the Broadridge category average during the third quarter. The Board also reviewed information

ClearBridge Small Cap Growth Fund	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2018 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and noted that the portfolio managers continued to apply a consistent investment strategy. The Trustees also noted that the Manager and ClearBridge were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board was satisfied with the Fund’s performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee rate (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund.

The Board also reviewed information regarding the fees the Manager and ClearBridge charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, institutional separate and commingled accounts and retail managed accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, noting that the Fund is provided with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall expense ratio with those of a group of 12 institutional small-cap growth funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional small-cap growth funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was higher than the median of management

34	ClearBridge Small Cap Growth Fund

fees payable by the funds in the Expense Group, but was lower than the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s total expense ratio was at the median of the total expense ratios of the funds in the Expense Group and was lower than the median of the total expense ratios of the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

ClearBridge Small Cap Growth Fund	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

36	ClearBridge Small Cap Growth Fund

ClearBridge

Small Cap Growth Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Small Cap Growth Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

ClearBridge Small Cap Growth Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Small Cap Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011195 6/19 SR19-3622

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 21, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 21, 2019